Share-Based Compensation - Schedule of Number of Other Equity Instruments (Details) - Restricted share units	12 Months Ended
	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year (shares)	40,560	134,618	209,657
Granted during the year (shares)	0	0	154,923
Vested during the year (shares)	(40,560)	(94,058)	(229,962)
Outstanding, end of the year (shares)	0	40,560	134,618
Weighted average fair value at measurement date, other equity instruments granted | $	$ 0	$ 0	$ 2.41